VIRTUS STONE HARBOR STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.1%
U.S. Treasury Bonds 2.500%, 2/15/46	$ 225	$ 185
U.S. Treasury Notes
2.125%, 5/15/25	325	314
2.000%, 8/15/25	550	527
2.750%, 4/30/27	500	487
2.750%, 2/15/28	300	291
1.250%, 8/15/31	450	383
2.875%, 5/15/32	500	487
Total U.S. Government Securities (Identified Cost $2,863)		2,674

Mortgage-Backed Securities—8.9%
Agency—7.2%
Federal Home Loan Mortgage Corporation 2016-SC01, 2A 3.500%, 7/25/46	16	16
Federal National Mortgage Association
Pool #AR8557 3.000%, 7/1/27	24	24
TBA 2.500%(1)	3,000	2,678
		2,718

Non-Agency—1.7%
BB-UBS Trust 2012-TFT, A 144A 2.892%, 6/5/30(2)	10	10
BX Commercial Mortgage Trust 2019-IMC, B (1 month LIBOR + 1.300%, Cap N/A, Floor 1.300%) 144A 3.691%, 4/15/34(2)(3)	100	96
CLNY Trust 2019-IKPR, A (1 month LIBOR + 1.129%, Cap N/A, Floor 1.129%) 144A 3.520%, 11/15/38(2)(3)	50	48
HMH Trust 2017-NSS, A 144A 3.062%, 7/5/31(2)	50	48
Hudsons Bay Simon JV Trust 2015-HB10, A10 144A 4.155%, 8/5/34(2)	125	112
JP Morgan Chase Commercial Mortgage Securities Trust
2006-LDP9, AMS 5.337%, 5/15/47	31	28
2014-DSTY, A 144A 3.429%, 6/10/27(2)	60	33
MBRT 2019-MBR, A (1 month LIBOR + 1.100%, Cap N/A, Floor 0.850%) 144A 3.491%, 11/15/36(2)(3)	75	74
Morgan Stanley Capital I Trust 2019-BPR, D (1 month LIBOR + 4.250%, Cap N/A, Floor 4.00%) 144A 6.641%, 5/15/36(2)(3)	75	69
Starwood Retail Property Trust 2014-STAR, A (1 month LIBOR + 1.470%, Cap N/A, Floor 1.470%) 144A 3.862%, 11/15/27(2)(3)	44	30
Verus Securitization Trust 2021-3, A1 144A 1.046%, 6/25/66(2)(3)	76	68
		616

Total Mortgage-Backed Securities (Identified Cost $3,445)		3,334

	Par Value	Value

Asset-Backed Securities—0.3%
Automobiles—0.2%
Avis Budget Rental Car Funding AESOP LLC 2017-2A, A 144A 2.970%, 3/20/24(2)	$ 75	$ 74
Other—0.1%
New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1, AT1 144A 1.426%, 8/15/53(2)	50	48
Total Asset-Backed Securities (Identified Cost $125)		122

Corporate Bonds and Notes—15.4%
Aerospace & Defense—0.3%
Boeing Co. (The) 3.600%, 5/1/34	75	61
Raytheon Technologies Corp. 1.900%, 9/1/31	75	61
		122

Automotive—0.3%
General Motors Financial Co., Inc. 1.250%, 1/8/26	75	66
Hyundai Capital America
144A 3.000%, 2/10/27(2)	50	45
144A 2.100%, 9/15/28(2)	25	21
		132

Chemicals—0.2%
Huntsman International LLC 2.950%, 6/15/31	75	60
Consumer Products—0.2%
Colgate-Palmolive Co. 3.250%, 8/15/32	100	95
Electric—1.1%
Duke Energy Corp. 3.500%, 6/15/51	75	57
Electricite de France S.A. 144A 4.500%, 9/21/28(2)	75	73
Enel Finance International N.V. 144A 5.500%, 6/15/52(2)	75	67
Exelon Corp. 144A 2.750%, 3/15/27(2)	100	93
NSTAR Electric Co. 4.550%, 6/1/52	50	49
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(2)	75	72
		411

Exploration & Production—0.3%
BP Capital Markets plc 4.375% (1)	50	48
See Notes to Schedule of Investments

VIRTUS STONE HARBOR STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Exploration & Production—continued
Continental Resources, Inc. 4.375%, 1/15/28	$ 75	$ 71
		119

Financial & Lease—6.2%
Air Lease Corp.
3.625%, 12/1/27	75	68
3.000%, 2/1/30	25	21
Bank of America Corp.
2.496%, 2/13/31	75	63
2.482%, 9/21/36	75	58
Barclays plc 2.279%, 11/24/27	75	66
Boston Properties LP 2.450%, 10/1/33	75	57
Capital One Financial Corp. 2.618%, 11/2/32	75	60
Citigroup, Inc.
4.400%, 6/10/25	25	25
4.450%, 9/29/27	100	97
Credit Suisse Group AG 144A 4.207%, 6/12/24(2)	50	49
CubeSmart LP 3.000%, 2/15/30	75	65
Deutsche Bank AG
1.447%, 4/1/25	50	47
2.129%, 11/24/26	75	66
DNB Bank ASA 144A 1.605%, 3/30/28(2)	75	65
Goldman Sachs Group, Inc. (The)
0.855%, 2/12/26	25	23
2.640%, 2/24/28	75	68
HSBC Holdings plc
1.645%, 4/18/26	25	23
1.589%, 5/24/27	25	22
Intesa Sanpaolo SpA Series XR 144A 4.000%, 9/23/29(2)	75	65
JPMorgan Chase & Co.
2.595%, 2/24/26	75	71
Subordinate Notes 3.625%, 12/1/27	50	48
Kemper Corp. 2.400%, 9/30/30	75	60
KeyBank NA 4.900%, 8/8/32	100	95
Kimco Realty Corp. 4.600%, 2/1/33	50	48
Mizuho Financial Group, Inc. 2.564%, 9/13/31	75	59
Morgan Stanley 2.484%, 9/16/36	125	96
Nomura Holdings, Inc. 2.710%, 1/22/29	125	107
Office Properties Income Trust 2.400%, 2/1/27	75	57
Societe Generale S.A. 144A 1.488%, 12/14/26(2)	100	87
Standard Chartered plc
144A 1.456%, 1/14/27(2)	25	22
144A 3.265%, 2/18/36(2)	25	20
144A 5.700%, 3/26/44(2)	25	23
	Par Value	Value

Financial & Lease—continued
Sumitomo Mitsui Financial Group, Inc. 2.142%, 9/23/30	$ 25	$ 20
Synchrony Financial
3.700%, 8/4/26	50	47
2.875%, 10/28/31	100	77
UBS Group AG 144A 2.746%, 2/11/33(2)	150	120
US Bancorp 4.967%, 7/22/33	100	99
WEA Finance LLC 144A 2.875%, 1/15/27(2)	50	44
Wells Fargo & Co. 3.350%, 3/2/33	125	109
		2,317

Food, Beverages & Tobacco—0.7%
Conagra Brands, Inc. 1.375%, 11/1/27	75	63
Mondelez International, Inc. 2.625%, 3/17/27	75	70
PepsiCo, Inc. 2.750%, 3/19/30	75	69
Sysco Corp. 2.400%, 2/15/30	75	64
		266

Healthcare—0.9%
Baxter International, Inc. 2.272%, 12/1/28	75	65
CSL Finance plc 144A 4.750%, 4/27/52(2)	75	72
HCA, Inc. 144A 4.625%, 3/15/52(2)	75	62
Merck & Co., Inc. 1.450%, 6/24/30	25	21
Pfizer, Inc. 4.000%, 12/15/36	50	47
Universal Health Services, Inc. 144A 1.650%, 9/1/26(2)	75	65
		332

Home Builders—0.1%
MDC Holdings, Inc. 2.500%, 1/15/31	50	36
Industrial Other—0.3%
CNH Industrial Capital LLC 1.875%, 1/15/26	75	68
Flowserve Corp. 3.500%, 10/1/30	50	43
		111

Lodging—0.2%
Marriott International, Inc. Series HH 2.850%, 4/15/31	75	62

See Notes to Schedule of Investments

VIRTUS STONE HARBOR STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Media Cable—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	$ 75	$ 72
Metals, Mining & Steel—0.4%
Glencore Funding LLC 144A 2.500%, 9/1/30(2)	75	61
Nucor Corp. 3.950%, 5/23/25	50	50
Rio Tinto Finance USA Ltd. 2.750%, 11/2/51	50	36
		147

Midstream—0.7%
Boardwalk Pipelines LP 4.800%, 5/3/29	50	48
Enbridge, Inc. 2.500%, 2/14/25	75	72
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	75	71
Williams Cos., Inc. (The) 2.600%, 3/15/31	75	62
		253

Refining—0.2%
Phillips 66 2.150%, 12/15/30	75	61
Retail Non Food & Drug—0.4%
O’Reilly Automotive, Inc. 4.700%, 6/15/32	100	99
Tapestry, Inc. 3.050%, 3/15/32	75	60
		159

Services Other—0.5%
Equifax, Inc. 2.350%, 9/15/31	75	61
Waste Management, Inc. 2.950%, 6/1/41	75	58
Western Union Co. (The) 1.350%, 3/15/26	75	66
		185

Technology—1.2%
Apple, Inc. 3.350%, 8/8/32	125	118
Broadcom, Inc. 144A 3.187%, 11/15/36(2)	75	56
Tencent Holdings Ltd. 144A 3.595%, 1/19/28(2)	50	47
Texas Instruments, Inc. 4.100%, 8/16/52	75	72
TSMC Arizona Corp. 4.500%, 4/22/52	75	73
TSMC Global Ltd. 144A 1.000%, 9/28/27(2)	50	42
	Par Value	Value

Technology—continued
Tyco Electronics Group S.A. 2.500%, 2/4/32	$ 50	$ 43
		451

Transport Other—0.2%
FedEx Corp. 4.400%, 1/15/47	75	66
Wireless—0.2%
T-Mobile USA, Inc. 3.875%, 4/15/30	25	23
Vodafone Group plc 4.250%, 9/17/50	75	61
		84

Wirelines—0.6%
AT&T, Inc.
2.250%, 2/1/32	75	61
3.650%, 9/15/59	50	36
Magallanes, Inc. 144A 4.279%, 3/15/32(2)	75	65
TELUS Corp. 3.400%, 5/13/32	75	67
		229

Total Corporate Bonds and Notes (Identified Cost $6,454)		5,770

	Shares
Affiliated Mutual Funds—61.5%
Fixed Income Funds—61.5%
Virtus Stone Harbor Emerging Markets Corporate Debt Fund Class I(4)(5)	243,814	1,843
Virtus Stone Harbor Emerging Markets Debt Fund Class I(4)(5)	1,269,932	8,991
Virtus Stone Harbor High Yield Bond Fund Class I(4)(5)	1,623,867	11,286
Virtus Stone Harbor Local Markets Fund Class I(4)(5)(6)	130,925	961
Total Affiliated Mutual Funds (Identified Cost $27,170)		23,081

Total Long-Term Investments—93.2% (Identified Cost $40,057)		34,981

See Notes to Schedule of Investments

VIRTUS STONE HARBOR STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—11.6%
Money Market Mutual Fund—11.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(5)	4,351,261	$ 4,351
Total Short-Term Investment (Identified Cost $4,351)		4,351

TOTAL INVESTMENTS—104.8% (Identified Cost $44,408)		$39,332
Other assets and liabilities, net—(4.8)%		(1,796)
NET ASSETS—100.0%		$37,536

Abbreviations:
CDX.EM	Credit Default Swap Index Emerging Markets
CDX.HY	Credit Default Swap Index High Yield
HSBC	Hong Kong & Shanghai Bank
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
TBA	To-be-announced

Footnote Legend:
(1)	No contractual maturity date.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $2,046 or 5.5% of net assets.
(3)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Affiliated investment.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Non-income producing.

Counterparties:
CITI	Citibank
GS	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
MXN	Mexican Peso
USD	United States Dollar

Country Weightings†
United States	94%
Switzerland	2
Canada	2
United Kingdom	1
Japan	1
Total	100%
† % of total investments as of August 31, 2022.

Exchange-traded futures contracts as of August 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
5 Year U.S. Treasury Note Future	December 2022	5	$554	$—	$(3)
Short Contracts:
10 Year Euro-Bund Future	September 2022	(13)	(1,933)	63	—
10 Year U.S. Treasury Note Future	December 2022	(80)	(9,352)	42	—
10 Year U.S. Ultra Bond Future	December 2022	(1)	(150)	—	(1)
				105	(1)
Total				$105	$(4)

See Notes to Schedule of Investments

VIRTUS STONE HARBOR STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	210	USD	146	CITI	09/09/22	$—	$(2)
EUR	350	USD	357	JPM	09/08/22	—	(5)
EUR	540	USD	557	JPM	09/19/22	—	(14)
GBP	485	EUR	560	GS	09/30/22	—	— (1)
GBP	9	USD	11	JPM	10/28/22	—	— (1)
MXN	3,750	USD	182	JPM	09/09/22	4	—
USD	150	AUD	210	GS	09/09/22	6	—
USD	101	MXN	2,060	GS	09/09/22	—	(1)
USD	83	MXN	1,690	JPM	09/09/22	—	(1)
USD	152	EUR	148	JPM	10/28/22	3	—
Total						$13	$(23)

Footnote Legend:
(1)	Amount is less than $500.

Centrally cleared credit default swaps - buy protection(1) outstanding as of August 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.S37	Quarterly	ICE	1.000%	06/20/27	$(4,400)	$407	$363	$44	$—
Total						$407	$363	$44	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally cleared credit default swaps - sell protection(1) outstanding as of August 31, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.HY.S38	Quarterly	ICE	5.000%	6/20/27	$3,440	$(42)	$131	$—	$(173)
Total						$(42)	$131	$—	$(173)

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$122	$—	$122
Corporate Bonds and Notes	5,770	—	5,770
Mortgage-Backed Securities	3,334	—	3,334
U.S. Government Securities	2,674	—	2,674
Affiliated Mutual Funds	23,081	23,081	—
Money Market Mutual Fund	4,351	4,351	—
Other Financial Instruments:
Futures Contracts	105	105	—
Forward Foreign Currency Exchange Contracts	13	—	13
Centrally Cleared Credit Default Swap	407	—	407
Total Assets	39,857	27,537	12,320
Liabilities:
Other Financial Instruments:
Futures Contracts	(4)	(4)	—
Forward Foreign Currency Exchange Contracts	(23)	—	(23)
Centrally Cleared Credit Default Swap	(42)	—	(42)
Total Liabilities	(69)	(4)	(65)
Total Investments	$39,788	$27,533	$12,255
There were no securities valued using  significant unobservable inputs (Level 3) at August 31, 2022.
There were no transfers into or out of Level 3 related to securities held at August 31, 2022.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.